EARNINGS PER SHARE	12 Months Ended
Jun. 30, 2014
EARNINGS PER SHARE [Abstract]
EARNINGS PER SHARE
2.	EARNINGS PER SHARE

The following table sets forth the computation of the weighted-average common shares used to calculate basic and diluted earnings per share.

	2014	2013	2012

Weighted-average common shares issued	3,805,636	3,805,636	3,805,636

Average treasury stock shares	(1,747,716)	(1,747,706)	(1,747,706)

Weighted-average common shares and common stock equivalents used to calculate basic earnings per share	2,057,920	2,057,930	2,057,930

Additional common stock equivalents (stock options) used to calculate diluted earnings per share	-	-	-

Weighted-average common shares and common stock equivalents used to calculate diluted earnings per share	2,057,920	2,057,930	2,057,930

There are no convertible securities that would affect the numerator in calculating basic and diluted earnings per share; therefore, net income as presented on the Consolidated Statement of Income is used.

At June 30, 2014, there were 114,519 options with an exercise price of $16.20 which were anti-dilutive. At June 30, 2013, there were 114,519 options with an exercise price of $16.20 which were anti-dilutive. At June 30, 2012, there were 124,519 options with an exercise price ranging from $15.77 to $16.20 which were anti-dilutive.